Prospectus Supplement dated December 1, 2009
The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C, R and Y Class shares of the Fund listed below:
AIM Trimark Small Companies Fund
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“Investment decisions for the fund are made by the investment management team at Invesco Trimark. The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio:
•	Robert Mikalachki, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Trimark and/or its affiliates since 1999.

•	Ted Chisholm, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco Trimark and/or its affiliates since 2003.

•	Virginia Au, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Trimark and/or its affiliates since 2006. Prior to 2006, she worked as a Research Associate at Pembroke Management.
     More information on the portfolio managers may be found on the advisor’s website http://www.invescoaim.com. The website is not part of this prospectus.
     The fund’s Statement of Additional Information provides additional information about the portfolio managers’ investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.”

Prospectus Supplement dated December 1, 2009
The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:
AIM Developing Markets Fund
AIM Trimark Endeavor Fund
AIM Trimark Fund
AIM Trimark Small Companies Fund
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Trimark Small Companies” of the prospectus:
•	“Robert Mikalachki, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Trimark and/or its affiliates since 1999.

•	Ted Chisholm, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco Trimark and/or its affiliates since 2003.

•	Virginia Au, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Trimark and/or its affiliates since 2006. Prior to 2006, she worked as a Research Associate at Pembroke Management.”